RECOVERABLE TAXES	12 Months Ended
Dec. 31, 2023
RECOVERABLE TAXES
RECOVERABLE TAXES
9.    RECOVERABLE TAXES

	December 31, 2023	December 31, 2022

IRPJ/CSLL – prepayments and withheld taxes	464,188	179,812
PIS/COFINS – on acquisitions of property, plant and equipment (1)	93,866	89,334
PIS/COFINS – operations	699,717	523,970
PIS/COFINS – exclusions from ICMS (2)	443,210	570,945
ICMS – on acquisitions of property, plant and equipment (3)	432,793	167,286
ICMS – operations (4)	1,470,949	1,423,375
Reintegra program (5)	64,077	65,971
Other taxes and contributions	45,821	39,057
Provision for loss on ICMS credits (6)	(1,452,435)	(1,103,807)
	2,262,186	1,955,943

Current	888,539	549,580
Non-current	1,373,647	1,406,363

(1)Social Integration Program (“PIS”) and Social Security Funding Contribution (“COFINS”): Credits whose realization is based on the years of depreciation of the corresponding asset.
(2)The Company and its subsidiaries filed lawsuits over the years seeking the exclusion of ICMS from the PIS and COFINS contribution tax basis, in relation to certain transactions during various periods from March 1992.
(3)Tax on Sales and Services (“ICMS”): Credits from the acquisition of property, plant and equipment are recovered on a straight-line basis over a four-year period, from the acquisition date, in accordance with the relevant regulation, the ICMS Control on Property, Plant and Equipment (“CIAP”).
(4)ICMS credits accrued due to the volume of exports and credit generated from product import transactions: Credits are concentrated in the States of Espírito Santo, Maranhão, Mato Grosso do Sul e São Paulo, where the Company realizes the credits through the sale of credits to third parties, after approval from the State Ministry of Finance of each State. Credits are also being realized through the consumption of consumer goods (tissue) transactions in the domestic market.
(5)Special Regime of Tax Refunds for Export Companies (“Reintegra”): Reintegra is a program that aims to refund the residual costs of taxes paid throughout the export chain to taxpayers, to make them more competitive in foreign markets.
(6)Related to provisions for ICMS credit balances that are not probable to be recovered.
9.1.Roll-forward of provision for loss

	ICMS
	December 31, 2023	December 31, 2022

Opening balance	(1,103,807)	(1,064,268)
Additions (1)	(399,838)	(221,903)
Reversals	51,210	163,900
Write-offs		18,464
Closing balance	(1,452,435)	(1,103,807)